Note 13 - Stock-based Compensation (Details Textual)	12 Months Ended
	Oct. 31, 2022 CAD ($) $ / shares	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2020
Statement Line Items [Line Items]
Option life, share options granted	3.5
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets | $	$ 1.5	$ 0
Number of share options granted in share-based payment arrangement	971,707	0
Risk free interest rate, share options granted	1.39%
Expected volatility, share options granted	29.50%
Expected dividend as percentage, share options granted	0.64%
Forfeiture rate, share options granted	2.00%
Weighted average share price, share options granted (in CAD per share)	$ 3.03
Number of share options outstanding in share-based payment arrangement at end of period	965,766	40,000	42,017
Weighted average exercise price of share options exercisable in share-based payment arrangement (in CAD per share)		$ 7.00
Options vesting immediately [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting first anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting second anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	1.00%
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	5